Consolidated Statement of Changes in Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified		Total	Preferred Stock	Common Stock	Capital Surplus	Retained Earnings (Deficit)		Accumulated Other Comprehensive Income (Loss)	Non-Controlling Interest
Beginning Balance, Amount at Dec. 31, 2009	[1]	$ 125,013	$ 134,970	$ 553	$ 178,684	$ (188,448)		$ (746)
Beginning Balance, Shares at Dec. 31, 2009	[1]		141,163	890,648
Comprehensive Income (loss):
Net income (loss)		(210,356)				(211,339)			983
Other comprehensive income		1,091						1,091
Shares issued related to:
Stock offering, net of issuance costs, Shares				28,525,911
Stock offering, net of issuance costs		260,260		286	259,974
Amortization of fair market value adjustment			302			(302)
Preferred stock dividend declared and amortization of preferred stock discount		1,506	827			679
Rights offering shares				974,091
Rights offering		9,741		10	9,731
Conversion of preferred stock to common stock, shares			(141,163)	3,001,262
Conversion of preferred stock to common stock			(136,099)	30	24,332	111,737
Change in par value from $0.625 to $0.01				(545)	545
Stock-based compensation expense		157			157
Forfeiture of non-vested stock, shares				(436)
Forfeiture of non-vested stock		(38)			(38)
Change in stock financed		4,000			4,000
Distributed non-controlling interest		(579)				(8)			(571)
Ending Balance, Amount at Dec. 31, 2010		190,795		334	477,385	(287,681)		345	412
Ending Balance, Shares at Dec. 31, 2010				33,391,476
Comprehensive Income (loss):
Net income (loss)		(98,002)				(98,614)			612
Other comprehensive income		6,032						6,032
Shares issued related to:
Stock offering, net of issuance costs, Shares				1,169,789
Stock offering, net of issuance costs		15,515		12	15,503
Stock-based compensation expense		110			110
Forfeiture of non-vested stock, shares				(120)
Change in stock financed		0
Distributed non-controlling interest		(782)							(782)
Ending Balance, Amount at Dec. 31, 2011		113,668		346	492,998	(386,295)	[1]	6,377	242
Ending Balance, Shares at Dec. 31, 2011				34,561,145
Comprehensive Income (loss):
Net income (loss)		(21,548)				(25,091)			3,543
Other comprehensive income		460						460
Shares issued related to:
Stock offering, net of issuance costs, Shares				71,429,459
Stock offering, net of issuance costs		47,135		714	46,421
Rights offering and standby purchase net of issuance costs, shares				64,287,848
Rights offering and standby purchase net of issuance costs		43,921		643	43,278
Stock-based compensation expense		165			165
Common stock surrendered and repurchased		(15)			(15)
Change in stock financed		3,500			3,500
Common stock surrendered and repurchased, Shares				(13,302)
Distributed non-controlling interest		(2,563)							(2,563)
Ending Balance, Amount at Dec. 31, 2012		$ 184,723		$ 1,703	$ 586,347	$ (411,386)		$ 6,837	$ 1,222
Ending Balance, Shares at Dec. 31, 2012				170,265,150

[1]	All prior period amounts have been restated to give retroactive effect to the 1 for 25 shares reverse stock split that occurred on April 27, 2011.